UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

NestYield Total Return Guard ETF Tailored Shareholder Report

semi-annual shareholder report May 31, 2026 NestYield Total Return Guard ETF Ticker: EGGS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the NestYield Total Return Guard ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to the NestYield Total Return Guard ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Total Return Guard ETF	$48	0.90%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$55,238
Number of Holdings	39
Total Advisory Fee	$205,139
Portfolio Turnover	168%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Technology
49.3%
Industrials
18.2%
Health Care
16.4%
Consumer Staples
7.2%
Consumer Discretionary
3.6%
Communications
3.3%
Options
2.8%
Cash & Cash Equivalents
-0.8%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top 10 Holdings	(% of Total Net Assets)
Credo Technology Group Holding Ltd.	8.1
Seagate Technology Holdings PLC	7.9
Western Digital Corp.	7.8
Coherent Corp.	7.6
Lumentum Holdings, Inc.	6.7
Bloom Energy Corp. - Class A	6.5
Intel Corp.	4.8
Eli Lilly & Co.	4.4
Lockheed Martin Corp.	4.1
Cardinal Health, Inc.	4.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nestyield.com.

NestYield Dynamic Income ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 NestYield Dynamic Income ETF Ticker: EGGY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the NestYield Dynamic Income ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to the NestYield Dynamic Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Dynamic Income ETF	$52	0.89%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$126,241
Number of Holdings	35
Total Advisory Fee	$423,980
Portfolio Turnover	92%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Technology
62.4%
Industrials
14.4%
Communications
4.1%
Utilities
3.7%
Health Care
3.5%
Options
1.6%
Cash & Cash Equivalents
10.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top 10 Holdings	(% of Total Net Assets)
Seagate Technology Holdings PLC	10.8
Bloom Energy Corp. - Class A	9.5
Micron Technology, Inc.	7.0
Lumentum Holdings, Inc.	6.0
Astera Labs, Inc.	6.0
Coherent Corp.	5.1
Vertiv Holdings Co. - Class A	4.9
Advanced Micro Devices, Inc.	4.3
Credo Technology Group Holding Ltd.	4.2
Alphabet, Inc. - Class A	4.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nestyield.com.

NestYield Visionary ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 NestYield Visionary ETF Ticker: EGGQ (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the NestYield Visionary ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879-5979 or by writing to the NestYield Visionary ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Visionary ETF	$52	0.89%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$87,202
Number of Holdings	27
Total Advisory Fee	$316,662
Portfolio Turnover	98%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Technology
63.2%
Industrials
13.0%
Communications
3.7%
Utilities
3.3%
Health Care
3.2%
Options
2.2%
Cash & Cash Equivalents
11.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top 10 Holdings	(% of Total Net Assets)
Seagate Technology Holdings PLC	9.8
Bloom Energy Corp. - Class A	8.6
Lumentum Holdings, Inc.	7.6
Micron Technology, Inc.	6.9
Western Digital Corp.	6.2
Astera Labs, Inc.	6.0
Vertiv Holdings Co. - Class A	4.5
Advanced Micro Devices, Inc.	4.4
Credo Technology Group Holding Ltd.	4.3
Alphabet, Inc. - Class A	3.7

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nestyield.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

May 31, 2026 (Unaudited)

Tidal Trust III

NestYield Dynamic Income ETF	| EGGY	| NYSE Arca, Inc.
NestYield Total Return Guard ETF	| EGGS	| NYSE Arca, Inc.
NestYield Visionary ETF	| EGGQ	| The Nasdaq Stock Market, LLC

NestYield ETFs

NestYield Dynamic Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 88.1%	Shares	Value
Health Care - 3.5%
Eli Lilly & Co.	4,039	$4,463,095

Industrial Products - 14.4%
Bloom Energy Corp. - Class A(a)	42,038	11,980,830
Vertiv Holdings Co. - Class A	19,722	6,226,432
		18,207,262
Media - 4.1%
Alphabet, Inc. - Class A	13,696	5,209,137

Software & Tech Services - 2.3%
CoreWeave, Inc. - Class A(a)	26,215	2,871,329

Tech Hardware & Semiconductors - 60.1%(b)
Advanced Micro Devices, Inc.(a)	10,477	5,407,180
Astera Labs, Inc.(a)	22,209	7,614,356
Celestica, Inc.(a)	9,176	3,536,339
Ciena Corp.(a)	7,187	4,170,113
Coherent Corp.(a)	17,879	6,462,722
Credo Technology Group Holding Ltd.(a)	22,568	5,326,725
Lumentum Holdings, Inc.(a)	8,923	7,628,808
Micron Technology, Inc.	9,099	8,835,129
Seagate Technology Holdings PLC	15,559	13,688,808
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,692	4,055,617
Teradyne, Inc.	11,646	4,359,214
Western Digital Corp.	8,923	4,739,987
		75,824,998
Utilities - 3.7%
Vistra Corp.	28,914	4,632,890

TOTAL COMMON STOCKS (Cost $80,575,851)		111,208,711

PURCHASED OPTIONS - 1.6%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 1.6%
AST SpaceMobile, Inc., Expiration: 6/26/2026; Exercise Price: $155.00	10,773,950	950	391,875
Astera Labs, Inc., Expiration: 6/5/2026; Exercise Price: $365.00	1,097,120	32	34,720
Bloom Energy Corp., Expiration: 6/5/2026; Exercise Price: $317.50	1,168,500	41	28,700
Coherent Corp., Expiration: 6/5/2026; Exercise Price: $397.50	614,499	17	6,885
IREN Ltd., Expiration: 6/12/2026; Exercise Price: $65.00	4,765,500	750	354,375
Lumentum Holdings, Inc., Expiration: 6/5/2026; Exercise Price: $920.00	683,968	8	17,320
Lumentum Holdings, Inc., Expiration: 6/12/2026; Exercise Price: $975.00	4,274,800	50	112,250
Sandisk Corp., Expiration: 6/18/2026; Exercise Price: $1,830.00	$16,102,310	95	$1,062,575
			2,008,700

TOTAL PURCHASED OPTIONS (Cost $2,645,019)			2,008,700

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 11.1%
Money Market Funds - 11.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)	14,040,811	14,040,811

TOTAL SHORT-TERM INVESTMENTS (Cost $14,040,811)		14,040,811

TOTAL INVESTMENTS - 100.8% (Cost $97,261,681)		$127,258,222
Liabilities in Excess of Other Assets - (0.8)%		(1,016,780)
TOTAL NET ASSETS - 100.0%		$126,241,442

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

NestYield Dynamic Income ETF

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.6)%
AST SpaceMobile, Inc., Expiration: 6/26/2026; Exercise Price: $160.00	$(10,773,950)	(950)	$(387,125)
Astera Labs, Inc., Expiration: 6/5/2026; Exercise Price: $295.00	(1,097,120)	(32)	(166,880)
Bloom Energy Corp., Expiration: 6/5/2026; Exercise Price: $257.50	(1,168,500)	(41)	(150,060)
Coherent Corp., Expiration: 6/5/2026; Exercise Price: $322.50	(614,499)	(17)	(74,715)
IREN Ltd., Expiration: 6/12/2026; Exercise Price: $72.00	(4,765,500)	(750)	(190,875)
Lumentum Holdings, Inc., Expiration: 6/5/2026; Exercise Price: $745.00	(683,968)	(8)	(96,960)
Lumentum Holdings, Inc., Expiration: 6/12/2026; Exercise Price: $1,075.00	(4,274,800)	(50)	(49,750)
Sandisk Corp., Expiration: 6/18/2026; Exercise Price: $1,870.00	(16,102,310)	(95)	(924,825)
			(2,041,190)

TOTAL WRITTEN OPTIONS (Premiums received $2,628,900)			(2,041,190)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

NestYield Total Return Guard ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Health Care - 16.4%
Amgen, Inc.	6,562	$2,210,016
Cardinal Health, Inc.	11,420	2,247,456
Eli Lilly & Co.	2,214	2,446,470
McKesson Corp.	2,920	2,167,925
		9,071,867

Industrial Products - 18.2%
Bloom Energy Corp. - Class A(a)	12,599	3,590,715
Boeing Co.(a)	9,156	2,116,409
Caterpillar, Inc.	2,378	2,082,819
Lockheed Martin Corp.	4,244	2,251,230
		10,041,173

Media - 3.3%
Alphabet, Inc. - Class A	4,719	1,794,824

Retail & Wholesale - Discretionary - 3.6%
Amazon.com, Inc.(a)	7,272	1,968,094

Retail & Wholesale - Staples - 7.2%
Costco Wholesale Corp.	2,156	2,061,826
Walmart, Inc.	16,623	1,924,112
		3,985,938

Tech Hardware & Semiconductors - 49.3%(b)
Celestica, Inc.(a)	4,189	1,614,399
Ciena Corp.(a)	3,279	1,902,574
Coherent Corp.(a)	11,640	4,207,511
Credo Technology Group Holding Ltd.(a)	18,849	4,448,929
Intel Corp.(a)	23,215	2,662,296
Lumentum Holdings, Inc.(a)	4,348	3,717,366
Seagate Technology Holdings PLC	4,976	4,377,885
Western Digital Corp.	8,142	4,325,112
		27,256,072

TOTAL COMMON STOCKS (Cost $48,667,491)		54,117,968

PURCHASED OPTIONS - 2.8%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 2.8%
AST SpaceMobile, Inc., Expiration: 6/26/2026; Exercise Price: $155.00	6,237,550	550	226,875
Bloom Energy Corp., Expiration: 6/5/2026; Exercise Price: $317.50	342,000	12	8,400
Coherent Corp., Expiration: 6/5/2026; Exercise Price: $397.50	397,617	11	4,455
Intel Corp., Expiration: 6/5/2026; Exercise Price: $126.00	252,296	22	4,554
IREN Ltd., Expiration: 6/12/2026; Exercise Price: $65.00	2,382,750	375	177,187
Lumentum Holdings, Inc., Expiration: 6/5/2026; Exercise Price: $920.00	$341,984	4	$8,660
Micron Technology, Inc., Expiration: 6/18/2026; Exercise Price:$860.00	3,884,000	40	619,000
Sandisk Corp., Expiration: 6/18/2026; Exercise Price: $1,830.00	7,627,410	45	503,325
Western Digital Corp., Expiration: 6/5/2026; Exercise Price: $567.50	371,847	7	8,103
			1,560,559

TOTAL PURCHASED OPTIONS (Cost $1,479,006)			1,560,559

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)	376,234	376,234

TOTAL SHORT-TERM INVESTMENTS (Cost $376,234)		376,234

TOTAL INVESTMENTS - 101.5% (Cost $50,522,731)		$56,054,761
Liabilities in Excess of Other Assets - (1.5)%		(816,783)
TOTAL NET ASSETS - 100.0%		$55,237,978

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

NestYield Total Return Guard ETF

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.7)%
AST SpaceMobile, Inc., Expiration: 6/26/2026; Exercise Price: $160.00	$(6,237,550)	(550)	$(224,125)
Bloom Energy Corp., Expiration: 6/5/2026; Exercise Price: $257.50	(342,000)	(12)	(43,920)
Coherent Corp., Expiration: 6/5/2026; Exercise Price: $322.50	(397,617)	(11)	(48,345)
Intel Corp., Expiration: 6/5/2026; Exercise Price: $102.00	(252,296)	(22)	(31,020)
IREN Ltd., Expiration: 6/12/2026; Exercise Price: $72.00	(2,382,750)	(375)	(95,438)
Lumentum Holdings, Inc., Expiration: 6/5/2026; Exercise Price: $745.00	(341,984)	(4)	(48,480)
Micron Technology, Inc., Expiration: 6/18/2026; Exercise Price: $900.00	(3,884,000)	(40)	(512,900)
Sandisk Corp., Expiration: 6/18/2026; Exercise Price: $1,870.00	(7,627,410)	(45)	(438,075)
Western Digital Corp., Expiration: 6/5/2026; Exercise Price: $460.00	(371,847)	(7)	(52,500)
			(1,494,803)

TOTAL WRITTEN OPTIONS (Premiums received $1,474,135)			(1,494,803)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

NestYield Visionary ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 86.4%	Shares	Value
Health Care - 3.2%
Eli Lilly & Co.	2,523	$2,787,915

Industrial Products - 13.0%
Bloom Energy Corp. - Class A(a)	26,233	7,476,405
Vertiv Holdings Co. - Class A	12,318	3,888,916
		11,365,321

Media - 3.7%
Alphabet, Inc. - Class A	8,557	3,254,569

Software & Tech Services - 2.1%
CoreWeave, Inc. - Class A(a)	16,388	1,794,978

Tech Hardware & Semiconductors - 61.1%(b)
Advanced Micro Devices, Inc.(a)	7,357	3,796,948
Astera Labs, Inc.(a)	15,253	5,229,491
Celestica, Inc.(a)	6,090	2,347,025
Ciena Corp.(a)	4,771	2,768,277
Coherent Corp.(a)	8,700	3,144,789
Credo Technology Group Holding Ltd.(a)	15,873	3,746,504
Lumentum Holdings, Inc.(a)	7,761	6,635,345
Micron Technology, Inc.	6,164	5,985,244
Seagate Technology Holdings PLC	9,715	8,547,257
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,575	2,751,309
Teradyne, Inc.	7,803	2,920,741
Western Digital Corp.	10,172	5,403,468
		53,276,398

Utilities - 3.3%
Vistra Corp.	18,043	2,891,030

TOTAL COMMON STOCKS (Cost $52,928,249)		75,370,211

PURCHASED OPTIONS - 2.2%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 2.2%
AST SpaceMobile, Inc., Expiration: 6/26/2026; Exercise Price: $155.00	10,773,950	950	391,875
IREN Ltd., Expiration: 6/12/2026; Exercise Price: $65.00	4,765,500	750	354,375
Lumentum Holdings, Inc., Expiration: 6/12/2026; Exercise Price: $975.00	4,274,800	50	112,250
Sandisk Corp., Expiration: 6/18/2026; Exercise Price: $1,830.00	16,102,310	95	1,062,575
			1,921,075

TOTAL PURCHASED OPTIONS (Cost $2,480,345)			1,921,075

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 11.5%
Money Market Funds - 11.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)	10,026,123	$10,026,123

TOTAL SHORT-TERM INVESTMENTS (Cost $10,026,123)		10,026,123

TOTAL INVESTMENTS - 100.1% (Cost $65,434,717)		$87,317,409
Liabilities in Excess of Other Assets - (0.1)%		(115,684)
TOTAL NET ASSETS - 100.0%		$87,201,725

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

NestYield Visionary ETF

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.8)%
AST SpaceMobile, Inc., Expiration: 6/26/2026; Exercise Price: $160.00	$(10,773,950)	(950)	$(387,125)
IREN Ltd., Expiration: 6/12/2026; Exercise Price: $72.00	(4,765,500)	(750)	(190,875)
Lumentum Holdings, Inc., Expiration: 6/12/2026; Exercise Price: $1,075.00	(4,274,800)	(50)	(49,750)
Sandisk Corp., Expiration: 6/18/2026; Exercise Price: $1,870.00	(16,102,310)	(95)	(924,825)
			(1,552,575)

TOTAL WRITTEN OPTIONS (Premiums received $2,016,250)			(1,552,575)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	NestYield Dynamic Income ETF	NestYield Total Return Guard ETF	NestYield Visionary ETF
ASSETS:
Investments, at value (cost $97,261,681, $50,522,731 and $65,434,717) (Note 2)	$127,258,222	$56,054,761	$87,317,409
Receivable for fund shares sold	3,026,137	2,020,990	–
Deposit at broker for option contracts	1,168,231	741,611	1,471,016
Interest receivable	30,462	3,860	22,570
Dividends receivable	7,962	19,997	5,379
Receivable for investments sold	602	981,277	–
Total assets	131,491,616	59,822,496	88,816,374

LIABILITIES:
Written option contracts, at value (premiums received: $2,628,900, $1,474,135 and $2,016,250)	2,041,190	1,494,803	1,552,575
Payable to custodian	3,026,137	2,016,614	–
Payable for investments purchased	97,538	30,301	–
Payable to adviser (Note 4)	85,305	38,753	62,069
Fund shares redeemed	–	1,004,047	–
Other liabilities	4	–	5
Total liabilities	5,250,174	4,584,518	1,614,649
NET ASSETS	$126,241,442	$55,237,978	$87,201,725

NET ASSETS CONSISTS OF:
Paid-in capital	$112,227,920	$54,080,560	$62,520,047
Total distributable earnings/(accumulated losses)	14,013,522	1,157,418	24,681,678
Total Net Assets	$126,241,442	$55,237,978	$87,201,725

Net assets	$126,241,442	$55,237,978	$87,201,725
Shares issued and outstanding(a)	3,125,000	1,375,000	1,475,000
Net asset value per share	$40.40	$40.17	$59.12

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended May 31, 2026 (Unaudited)

	NestYield Dynamic Income ETF	NestYield Total Return Guard ETF	NestYield Visionary ETF
INVESTMENT INCOME:
Dividend income	$82,833	$66,539	$62,775
Interest income	65,810	32,836	58,955
Less: Dividend withholding taxes	(1,787)	(1,023)	(1,272)
Total investment income	146,856	98,352	120,458

EXPENSES:
Investment advisory fee (Note 4)	423,980	205,139	316,662
Interest expense	638	1,475	-
Total expenses	424,618	206,614	316,662
Expense reimbursement by Adviser (Note 4)	(26,778)	(12,956)	(20,000)
Net expenses	397,840	193,658	296,662
NET INVESTMENT INCOME (LOSS)	(250,984)	(95,306)	(176,204)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,625,903	2,642,669	12,891,958
In-kind redemptions	498,020	187,827	343,631
Written option contracts	(5,357,329)	(1,420,367)	(6,526,271)
Net realized gain (loss)	2,766,594	1,410,129	6,709,318
Net change in unrealized appreciation (depreciation) on:
Investments	25,146,472	4,217,058	14,096,905
Written option contracts	141,462	(230,852)	178,190
Net change in unrealized appreciation (depreciation)	25,287,934	3,986,206	14,275,095
Net realized and unrealized gain (loss)	28,054,528	5,396,335	20,984,413
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,803,544	$5,301,029	$20,808,209

The accompanying notes are an integral part of these financial statements.

Statements of Changes in
Net Assets

	NestYield Dynamic Income ETF		NestYield Total Return Guard ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$(250,984)	$(132,570)	$(95,306)	$(73,246)
Net realized gain (loss)	2,766,594	(2,490,824)	1,410,129	1,686,237
Net change in unrealized appreciation (depreciation)	25,287,934	5,296,317	3,986,206	1,525,693
Net increase (decrease) in net assets resulting from operations	27,803,544	2,672,923	5,301,029	3,138,684

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(15,306,000)	(1,156,957)	(4,206,408)	(3,075,903)
Return of capital	–	(7,169,363)	–	–
Total distributions to shareholders	(15,306,000)	(8,326,320)	(4,206,408)	(3,075,903)

CAPITAL TRANSACTIONS:
Subscriptions	37,600,652	83,550,726	13,653,555	41,418,272
Redemptions	(1,786,320)	–	(1,004,048)	–
ETF transaction fees (Note 8)	3,624	28,613	917	11,880
Net increase (decrease) in net assets from capital transactions	35,817,956	83,579,339	12,650,424	41,430,152

NET INCREASE (DECREASE) IN NET ASSETS	48,315,500	77,925,942	13,745,045	41,492,933

NET ASSETS:
Beginning of the period	77,925,942	–	41,492,933	–
End of the period	$126,241,442	$77,925,942	$55,237,978	$41,492,933

SHARES TRANSACTIONS
Subscriptions	1,025,000	2,150,000	350,000	1,050,000
Redemptions	(50,000)	–	(25,000)	–
Total increase (decrease) in shares outstanding	975,000	2,150,000	325,000	1,050,000

(a)	Inception date of the Fund was December 26, 2024.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in
Net Assets

	NestYield Visionary ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$(176,204)	$(127,311)
Net realized gain (loss)	6,709,318	336,009
Net change in unrealized appreciation (depreciation)	14,275,095	8,071,272
Net increase (decrease) in net assets resulting from operations	20,808,209	8,279,970

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,830,500)	(1,576,004)
Return of capital	–	(399,532)
Total distributions to shareholders	(2,830,500)	(1,975,536)

CAPITAL TRANSACTIONS:
Subscriptions	8,480,208	55,610,055
Redemptions	(1,171,873)	–
ETF transaction fees (Note 8)	41	1,151
Net increase (decrease) in net assets from capital transactions	7,308,376	55,611,206

NET INCREASE (DECREASE) IN NET ASSETS	25,286,085	61,915,640

NET ASSETS:
Beginning of the period	61,915,640	–
End of the period	$87,201,725	$61,915,640

SHARES TRANSACTIONS
Subscriptions	175,000	1,325,000
Redemptions	(25,000)	–
Total increase (decrease) in shares outstanding	150,000	1,325,000

(a)	Inception date of the Fund was December 27, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the periods presented

	NestYield Dynamic Income ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$36.24	$40.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.10)	(0.16)
Net realized and unrealized gain (loss)(c)	10.10	5.40
Total from investment operations	10.00	5.24

LESS DISTRIBUTIONS FROM:
Net investment income	(5.84)	(1.26)
Return of capital	–	(7.78)
Total distributions	(5.84)	(9.04)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.04
Net asset value, end of period	$40.40	$36.24
TOTAL RETURN(e)	31.46%	15.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$126,241	$77,926
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.95%	0.98%
After Investment Advisory Fees waived(f)	0.89%	0.92%
Ratio of tax expense to average net assets(f)	–%	0.00%(g)
Ratio of dividend and interest expense on written options to average net assets(f)	0.00%(g)	0.03%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on written options(f)	0.89%	0.89%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)	(0.62)%	(0.52)%
After Investment Advisory Fees waived(f)	(0.56)%	(0.46)%
Portfolio turnover rate(e)(h)	92%	172%

(a)	Inception date of the Fund was December 26, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	NestYield Total Return Guard ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)

PER SHARE DATA:

Net asset value, beginning of period	$39.52	$40.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.08)	(0.13)
Net realized and unrealized gain (loss)(c)	4.30	4.70
Total from investment operations	4.22	4.57

LESS DISTRIBUTIONS FROM:
Net investment income	(3.57)	(5.07)
Total distributions	(3.57)	(5.07)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$40.17	$39.52
TOTAL RETURN(e)	11.71%	12.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,238	$41,493
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.96%	0.99%
After Investment Advisory Fees waived(f)	0.90%	0.93%
Ratio of interest expense to average net assets(f)	0.01%	0.00%(g)
Ratio of tax expense to average net assets(f)	–%	0.00%(g)
Ratio of dividend and interest expense on written options to average net assets(f)	0.01%	0.04%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on written options(f)	0.89%	0.89%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)	(0.50)%	(0.41)%
After Investment Advisory Fees waived(f)	(0.44)%	(0.35)%
Portfolio turnover rate(e)(h)	168%	261%

(a)	Inception date of the Fund was December 26, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the periods presented

	NestYield Visionary ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$46.73	$40.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.13)	(0.17)
Net realized and unrealized gain (loss)(c)	14.52	9.30
Total from investment operations	14.39	9.13

LESS DISTRIBUTIONS FROM:
Net investment income	(2.00)	(1.91)
Return of capital	–	(0.49)
Total distributions	(2.00)	(2.40)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$59.12	$46.73
TOTAL RETURN(e)	31.92%	23.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$87,202	$61,916
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.95%	0.98%
After Investment Advisory Fees waived(f)	0.89%	0.93%
Ratio of tax expense to average net assets(f)	–%	0.00%(g)
Ratio of dividend and interest expense on written options to average net assets(f)	0.00%(g)	0.04%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on written options(f)	0.89%	0.89%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)	(0.59)%	(0.48)%
After Investment Advisory Fees waived(f)	(0.53)%	(0.42)%
Portfolio turnover rate(e)(h)	98%	149%

(a)	Inception date of the Fund was December 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The NestYield Dynamic Income ETF, the NestYield Total Return Guard ETF, and the NestYield Visionary ETF are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Nest Egg ETFs, LLC (“Nest Egg” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The NestYield Dynamic Income ETF and the NestYield Total Return Guard ETF commenced operations on December 26, 2024 and the NestYield Visionary ETF commenced operations on December 27, 2024.

The NestYield Dynamic Income ETF’s investment objective is to seek a high level of current income. The NestYield Total Return Guard ETF’s investment objective is to seek current income. The secondary investment objective of each of the NestYield Dynamic Income ETF and the NestYield Total Return Guard ETF is to seek exposure to the share price of select U.S. listed securities, subject to a dampening of potential investment gains, while also seeking to hedge against significant market downturns. The NestYield Visionary ETF’s investment objective is to seek long-term growth. The NestYield Visionary ETF’s secondary investment objective is to seek current income.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser and Nest Egg have assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of the Funds’ portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There were no other portfolio manager changes for the Funds in connection with the transaction. The transaction did not result in any changes to the Funds’ investment objective, principal investment strategies, or fees. The Funds continue to be managed in accordance with their stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

May 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2026:

NestYield Dynamic Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$111,208,711	$–	$–	$111,208,711
Purchased Options	–	2,008,700	–	2,008,700
Money Market Funds	14,040,811	–	–	14,040,811
Total Investments	$125,249,522	$2,008,700	$–	$127,258,222
Liabilities:
Investments:
Written Options	–	(2,041,190)	–	(2,041,190)
Total Investments	$–	$(2,041,190)	$–	$(2,041,190)

NestYield Total Return Guard ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$54,117,968	$–	$–	$54,117,968
Purchased Options	–	1,560,559	–	1,560,559
Money Market Funds	376,234	–	–	376,234
Total Investments	$54,494,202	$1,560,559	$–	$56,054,761
Liabilities:
Investments:
Written Options	–	(1,494,803)	–	(1,494,803)
Total Investments	$–	$(1,494,803)	$–	$(1,494,803)

NestYield Visionary ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$75,370,211	$–	$–	$75,370,211
Purchased Options	–	1,921,075	–	1,921,075
Money Market Funds	10,026,123	–	–	10,026,123
Total Investments	$85,396,334	$1,921,075	$–	$87,317,409
Liabilities:
Investments:
Written Options	–	(1,552,575)	–	(1,552,575)
Total Investments	$–	$(1,552,575)	$–	$(1,552,575)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

Notes to Financial Statements

May 31, 2026 (Unaudited)

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended May 31, 2026, each Fund’s monthly average notional amounts are described below:

Fund	Instrument	Average Notional Amount
NestYield Visionary ETF	Purchased Options	$72,945,504
NestYield Total Return Guard ETF	Purchased Options	111,833,873
NestYield Dynamic Income ETF	Purchased Options	183,422,363

NestYield Visionary ETF	Written Options	$(77,571,787)
NestYield Total Return Guard ETF	Written Options	(114,779,734)
NestYield Dynamic Income ETF	Written Options	(192,761,410)

Notes to Financial Statements

May 31, 2026 (Unaudited)

Statements of Assets and Liabilities

Fair value of derivative instruments as of May 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location: Investments, at value	Instrument:	Balance Sheet Location: Written option contracts, at value
NestYield Dynamic Income ETF	Purchased Options	$2,008,700	Written Options	$(2,041,190)
NestYield Total Return Guard ETF	Purchased Options	1,560,559	Written Options	(1,494,803)
NestYield Visionary ETF	Purchased Options	1,921,075	Written Options	(1,552,575)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2026:

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location: Net realized gain (loss) from investments	Instrument:	Balance Sheet Location: Net change in unrealized appreciation (depreciation) on investments
NestYield Dynamic Income ETF	Purchased Options	$(2,232,794)	Purchased Options	$147,037
NestYield Total Return Guard ETF	Purchased Options	(2,781,473)	Purchased Options	551,302
NestYield Visionary ETF	Purchased Options	2,149,792	Purchased Options	(60,752)

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location: Net realized gain (loss) from Written option contracts	Instrument:	Balance Sheet Location: Net change in unrealized appreciation (depreciation) on written options contracts
NestYield Dynamic Income ETF	Written Options	$(5,357,329)	Written Options	$141,462
NestYield Total Return Guard ETF	Written Options	(1,420,367)	Written Options	(230,852)
NestYield Visionary ETF	Written Options	(6,526,271)	Written Options	178,190

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of May 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The NestYield Dynamic Income ETF and NestYield Total Return Guard ETF shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The NestYield Visionary ETF shares will not be priced on the days on which the NASDAQ is closed for trading.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds may maintain indirect exposure to Underlying Securities through the use of options contracts, as the options contracts they hold are exercised or expire they will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate enough proceeds to cover the cost of entering into new options contracts, the Funds may experience losses.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Options Strategies Risk. The Funds’ use of call writing strategies limits their ability to fully participate in the positive price returns of the Underlying Securities, which can impact both short-term and long-term returns. For example, if the Funds sell call options that are 5% out-of-the-money each month with a two-month term, their gains from price increases in the Underlying Securities will be capped at 5% during that period. Over a longer timeframe, such as six months, the Funds may not fully capture up to 30% (i.e., 6 months x 5%) of the positive price returns of the Underlying Securities. This means the Funds could potentially underperform or even lose money, despite the appreciation of the Underlying Securities, if their gains in any given month are less than 5%. The Funds’ overall performance will depend not only on the share price movements of the Underlying Securities but also on the specific price patterns and timing of those movements.

Additionally, the Funds’ use of put options to hedge against market downturns introduces further risks. These include the possibility that the hedge may be ineffective during market declines if the underlying reference asset does not fall below the strike prices of the put options, which could lead to the options expiring worthless. The cost of purchasing these options can also create a drag on the Funds’ performance during stable or rising markets. Moreover, the strategy may limit the Funds’ participation in market gains and could result in losses if the cost of rolling into new options exceeds the proceeds from expiring ones.

While the call writing strategy caps the Funds’ potential gains, the long put options strategy helps mitigate the risk of declines in the Underlying Securities. These put options are intended to increase in value during significant market downturns, providing a protective buffer that may reduce the overall impact on the Funds’ NAV. However, the Funds’ NAV will still fluctuate due to factors such as market volatility, interest rates, and the timing of the options contracts. The NAV is not expected to move in direct correlation with the day-to-day price changes of the Underlying Securities, as the nature of the options strategies may cause the Funds’ performance to diverge. While the long put options offer downside protection, they may also slightly reduce the Funds’ performance in stable or rising markets due to the ongoing cost of maintaining this hedge.

Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Funds’ counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Funds’ clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on the Funds’ behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Funds’ behalf. If a clearing member defaults the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on the Funds’ behalf, the Funds may be unable to effectively implement their investment strategy.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
NestYield Dynamic Income ETF	0.95%	0.89%
NestYield Total Return Guard ETF	0.95%	0.89%
NestYield Visionary ETF	0.95%	0.89%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended May 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

The Adviser has contractually agreed to reduce the Investment Advisory Fee to 0.89% of each Fund’s average daily net assets through at least March 30, 2027. This agreement may be terminated only by, or with the consent of, the Board of the Trust on behalf of each Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. Any fees waived with respect to each Fund under this agreement are not subject to reimbursement to the Adviser by the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

Notes to Financial Statements

May 31, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
NestYield Dynamic Income ETF	$80,291,303	$113,053,148
NestYield Total Return Guard ETF	70,789,262	77,298,464
NestYield Visionary ETF	62,513,388	78,562,357

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
NestYield Dynamic Income ETF	$35,377,355	$1,649,054
NestYield Total Return Guard ETF	13,036,490	981,068
NestYield Visionary ETF	7,991,143	1,125,300

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended May 31, 2026 and November 30, 2025 were as follows:

Distributions paid from:	May 31, 2026	November 30, 2025
NestYield Dynamic Income ETF
Ordinary Income	$15,306,000	$1,156,957
Return of Capital	–	7,169,363
NestYield Total Return Guard ETF
Ordinary Income	$4,206,408	$3,075,903
NestYield Visionary ETF
Ordinary Income	$2,830,500	$1,576,004
Return of Capital	–	399,532

Notes to Financial Statements

May 31, 2026 (Unaudited)

As of the most recent fiscal year ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NestYield Dynamic Income ETF	NestYield Total Return Guard ETF	NestYield Visionary ETF
Cost of investments(a)	$76,154,775	$42,114,098	$55,387,162
Gross tax unrealized appreciation	5,348,046	2,319,060	9,037,592
Gross tax unrealized depreciation	(3,941,359)	(2,980,045)	(2,433,409)
Net tax unrealized appreciation (depreciation)	1,406,687	(660,985)	6,604,183
Undistributed ordinary income (loss)	–	574,159	–
Undistributed long-term capital gain (loss)	–	–	–
Other accumulated gain (loss)	109,291	149,623	99,786
Total distributable earnings/(accumulated losses)	$1,515,978	$62,797	$6,703,969

(a) The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and straddles.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2025, the Funds had elected to defer post-October or late-year losses as follows:

Fund	Post-October Capital Loss Deferral	Late-Year Loss Deferral
NestYield Dynamic Income ETF	$–	$132,591
NestYield Total Return Guard ETF	–	–
NestYield Visionary ETF	–	127,216

As of November 30, 2025, the Funds did not have long-term and short-term capital loss carryovers.

NOTE 8 - SHARES TRANSACTIONS

Shares of the NestYield Dynamic Income ETF and the NestYield Total Return Guard ETF are listed and traded on the NYSE Arca, Inc. and Shares of the NestYield Visionary ETF are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

May 31, 2026 (Unaudited)

The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Funds, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 3, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	a Sub-Advisory Agreement between the Adviser and Nest Egg ETFs, LLC (“Nest Egg”) with respect to the NestYield ETFs;

●	a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the NestYield ETFs.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and each Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 3, 2024. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers; the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to each Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and each Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 6, 2026